Accounts Payable and Accrued Expenses (Q3) (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accounts payable and other accrued liabilities	$ 6,932	$ 7,323
Accrued employee expenses	9,601	13,859	$ 24,074
Accounts payable and accrued expenses	16,533	21,182	$ 33,635
Accrued bonuses	4,200	$ 7,400
Civil money penalty	$ 1,500